UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

Commonwealth International
Series Trust
791 Town & Country Blvd., Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd., Suite 250
Houston, TX 77024-3925

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT & ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN BANK
Fifth Third Bank N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. A Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Distributed by Ultimus Fund Distributors, LLC Member FINRA/SIPC

Commonwealth-SAR-24

Commonwealth Australia/New Zealand Fund Africa Fund Commonwealth Japan Fund Commonwealth Global Fund Commonwealth Real Estate Securities Fund SEMI-ANNUAL REPORT April 30, 2024

Table of Contents

Performance Overview	1

Portfolio Composition	2

Schedules of Investments	4

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	18

Notes to Financial Statements	23

Approval of the Renewal of the Investment Advisory Agreement	33

Additional Information	38

Notice of Privacy Policy & Practices	40

SEMI-ANNUAL REPORT 2024

PERFORMANCE OVERVIEW – April 30, 2024 (Unaudited)

						Gross	Net
	Inception		Average Annual			Expense	Expense
	Date	6 Month	1 Year	5 Year	10 Year	Ratio[1]	Ratio[1]
Commonwealth Australia/New Zealand Fund	11/25/91	2.15%	(14.58)%	(1.74)%	0.55%	2.81%	2.81%
Africa Fund	11/07/11	9.06%	(1.73)%	(1.82)%	(2.47)%	4.41%	1.78%
Commonwealth Japan Fund	07/10/89	9.76%	6.95%	0.53%	2.90%	3.46%	1.76%
Commonwealth Global Fund	12/03/02	16.38%	6.41%	4.90%	2.71%	2.61%	2.61%
Commonwealth Real Estate Securities Fund	01/05/04	22.00%	13.02%	5.72%	5.43%	2.72%	2.72%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns which may be lower or higher. The above table does not reflect the deduction of taxes that a shareholder would pay on the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (each a “Fund” and collectively the “Funds”) distributions or the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 888-345-1898. Performance for certain of the Funds reflects fee waivers and expense reimbursements during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower.

[1]	The above expense ratios are from the Funds’ Prospectus, dated February 28, 2024. FCA Corp has entered into a written expense limitation agreement under which it has agreed to limit the total operating expenses of the Africa Fund and Commonwealth Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Africa Fund and Commonwealth Japan Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2025. FCA Corp may recoup any waived amount from the Africa Fund and Commonwealth Japan Fund pursuant to this agreement if such recoupment does not cause the Africa Fund and Commonwealth Japan Fund to exceed the expense limitation in place at the time the fee was reduced and/or the expenses were reimbursed and such recoupment is made within three years after the date in which FCA Corp incurred the expense. Excluding the indirect costs of investing in acquired funds, total fund operating expenses prior to fee waiver/reimbursement would be 2.81%, 4.38%, 3.45%, 2.61% and 2.71% for the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund, respectively. Additional information pertaining to the Funds’ expense ratios as of April 30, 2024, can be found in the financial highlights.

You should carefully consider the investment objectives, risks, charges and expenses of the Funds before investing. This and other information can be found in the Funds’ Prospectus, which can be obtained from www.commonwealthfunds.com, by calling the Funds directly at 888-345-1898 or by contacting your investment representative. Please read it carefully before you invest or send money.

SEMI-ANNUAL REPORT 2024

PORTFOLIO COMPOSITION – April 30, 2024* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or	Percentage of Total
Security Type	Investments
Transport Operations & Services	13.4%
Power Generation	11.9%
Logistics Services	10.0%
Courier Services	4.5%
Home Products Stores	4.3%
Health Care Services	4.0%
Biotech	3.9%
Containers & Packaging	3.8%
Health Care Facilities	3.8%
Integrated Electric Utilities	3.7%
Medical Devices	3.6%
Flow Control Equipment	3.5%
Wireless Telecommunications	3.2%
Lodging	3.0%
P&C Insurance	2.9%
Internet Media & Services	2.6%
Money Market Funds	2.0%
Gas Utilities	2.0%
Environmental & Facilities Services	1.9%
Measurement Instruments	1.8%
Multi Asset Class Owners & Developers	1.7%
Diversified Banks	1.6%
Packaged Food	1.3%
Retail REITs	1.0%
Building Materials	1.0%
Food & Drug Stores	1.0%
Alcoholic Beverages	0.7%
Health Care Supply Chain	0.7%
Mineral & Precious Stone Mining	0.4%
Life Science & Diagnostics	0.4%
Other Speciality Retail - Discretionary	0.4%
100.0%
AFRICA FUND
Country or	Percentage of Total
Security Type	Investments
South Africa	93.0%
United Kingdom	4.3%
Egypt	2.2%
Money Market Funds	0.5%
100.0%

COMMONWEALTH JAPAN FUND
Industry or	Percentage of Total
Security Type	Investments
Medical Devices	8.1%
Transit Services	6.4%
Life Insurance	5.8%
Commercial Finance	5.0%
Personal Care Products	4.3%
Health Care Supplies	4.3%
Building Construction	4.1%
Diversified Industrials	3.8%
Multi Asset Class Owners & Developers	3.8%
IT Services	3.7%
Electronics Components	3.4%
Automobiles	3.1%
Auto Parts	2.8%
Electrical Power Equipment	2.8%
Money Market Funds	2.8%
Home Products Stores	2.7%
Specialty Apparel Stores	2.6%
Basic & Diversified Chemicals	2.4%
P&C Insurance	2.3%
Commercial & Residential Building Equipment & Systems	2.3%
Infrastructure Construction	2.2%
Specialty Chemicals	1.9%
Integrated Electric Utilities	1.9%
Food & Drug Stores	1.8%
Semiconductor Manufacturing	1.8%
Alcoholic Beverages	1.7%
Courier Services	1.6%
Exploration & Production	1.5%
Factory Automation Equipment	1.5%
Food & Beverage Wholesalers	1.4%
Building Maintenance Services	1.4%
Mass Merchants	1.4%
Logistics Services	1.3%
Consumer Electronics	1.2%
Wireless Telecommunications	0.9%
100.0%

*	Portfolio composition is subject to change.

SEMI-ANNUAL REPORT 2024

PORTFOLIO COMPOSITION – April 30, 2024* (Unaudited)

COMMONWEALTH GLOBAL FUND
Country or	Percentage of Total
Security Type	Investments
United States	54.8%
United Kingdom	10.8%
Germany	4.0%
Japan	3.9%
Switzerland	3.9%
Israel	3.7%
Denmark	3.1%
France	2.9%
India	2.8%
South Africa	2.0%
Norway	1.9%
Panama	1.8%
Taiwan Province Of China	1.7%
Ireland	1.4%
Mexico	1.2%
Money Market Funds	0.1%
100.0%
COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or	Percentage of Total
Security Type	Investments
Building Materials	13.0%
Homebuilding	9.5%
Infrastructure REITs	6.6%
Specialized REITs	5.7%
Industrial REITs	5.3%
Commercial & Residential Building Equipment & Systems	5.3%
U.S. Government & Agencies	5.2%
Cement & Aggregates	5.1%
Transport Operations & Services	4.1%
Data Center REITs	4.1%
Hotels Resorts & Cruise Lines	4.0%
Home Products Stores	4.0%
Money Market Funds	3.6%
Self-Storage REITs	3.4%
Retail REITs	3.3%
Mortgage Finance	3.2%
Industrial Machinery	2.5%
Residential REITs	2.5%
Timber REITs	2.1%
Multi Asset Class REITs	1.6%
Building Construction	1.6%
Banks	1.2%
Residential Owners & Developers	1.1%
Hotel REITs	1.0%
Agricultural Producers	0.9%
Office REITs	0.1%
100.0%

*	Portfolio composition is subject to change.

SEMI-ANNUAL REPORT 2024

SCHEDULE OF INVESTMENTS – April 30, 2024 (Unaudited)
Commonwealth Australia/New Zealand Fund
	Shares	Fair Value
COMMON STOCKS (98.03%)
AUSTRALIA (38.13%)
BIOTECH (3.93%)
CSL Ltd.	2,500	$444,158
CONTAINERS & PACKAGING (3.85%)
Brambles Ltd.	46,216	434,752
DIVERSIFIED BANKS (1.57%)
Macquarie Group Ltd.	1,480	177,200
ENVIRONMENTAL & FACILITIES SERVICES (1.91%)
Cleanaway Waste Management Ltd.	124,496	215,359
GAS UTILITIES (1.95%)
APA Group	41,282	220,284
HEALTH CARE FACILITIES (1.12%)
Ramsay Health Care Ltd.	3,778	126,630
HEALTH CARE SERVICES (4.00%)
Sonic Healthcare Ltd.	26,382	453,359
INTEGRATED ELECTRIC UTILITIES (3.67%)
Origin Energy Ltd.	65,776	415,109
INTERNET MEDIA & SERVICES (2.65%)
Webjet Ltd.(a)	57,000	299,175
LOGISTICS SERVICES (2.89%)
Qube Holdings Ltd.	153,645	326,820
MEDICAL DEVICES (3.23%)
Cochlear Ltd.	1,750	365,037
MINERAL & PRECIOUS STONE MINING (0.41%)
Lynas Rare Earth Ltd. - ADR(a)	11,000	45,870
P&C INSURANCE (1.66%)
QBE Insurance Group Ltd.	16,434	187,974
RETAIL REITS (1.01%)
Scentre Group Ltd.	56,509	114,425
TRANSPORT OPERATIONS & SERVICES (1.09%)
Transurban Group	15,331	123,075
WIRELESS TELECOMMUNICATIONS (3.19%)
Telstra Corp. Ltd.	152,493	360,255
TOTAL AUSTRALIA		4,309,482
NEW ZEALAND (59.90%)
ALCOHOLIC BEVERAGES (0.74%)
Delegat Group Ltd.	21,456	83,482
BUILDING MATERIALS (0.99%)
Fletcher Building Ltd.	50,000	111,909
COURIER SERVICES (4.53%)
Freightways Ltd.	103,540	511,971
	Shares	Fair Value
COMMON STOCKS (98.03%) – Continued
NEW ZEALAND (59.90%) – Continued
FLOW CONTROL EQUIPMENT (3.51%)
Skellerup Holdings Ltd.	150,000	$396,722
FOOD & DRUG STORES (0.96%)
Green Cross Health Ltd.	181,796	108,283
HEALTH CARE FACILITIES (2.63%)
Oceania Healthcare Ltd.	457,544	161,765
Ryman Healthcare Ltd.(a)	57,000	136,053
		297,818
HEALTH CARE SUPPLY CHAIN (0.72%)
AFT Pharmaceuticals Ltd.	46,000	81,372
HOME PRODUCTS STORES (4.26%)
Briscoe Group Ltd.	183,520	481,645
LIFE SCIENCE & DIAGNOSTICS (0.39%)
Pacific Edge Ltd.(a)	800,000	43,713
LODGING (3.01%)
Millennium & Copthorne Hotels New Zealand Ltd.	300,000	340,262
LOGISTICS SERVICES (7.07%)
Mainfreight Ltd.	20,000	799,332
MEASUREMENT INSTRUMENTS (1.82%)
ikeGPS Group Ltd.(a)	831,366	205,472
MEDICAL DEVICES (0.41%)
Aroa Biosurgery Ltd.(a)	145,000	47,088
MULTI ASSET CLASS OWNERS & DEVELOPERS (1.72%)
Marsden Maritime Holdings Ltd.	81,425	194,477
OTHER SPECIALTY RETAIL - DISCRETIONARY (0.38%)
Comvita Ltd.	35,694	43,252
P&C INSURANCE (1.28%)
Tower Ltd.(a)	300,000	144,776
PACKAGED FOOD (1.25%)
Sanford Ltd.	60,000	141,234
POWER GENERATION (11.87%)
Infratil Ltd.	208,975	1,341,755

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

SCHEDULE OF INVESTMENTS – April 30, 2024 (Unaudited)
Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (98.03%) – Continued
NEW ZEALAND (59.90%) – Continued
TRANSPORT OPERATIONS & SERVICES (12.36%)
Port of Tauranga Ltd.	55,000	$158,596
South Port New Zealand Ltd.	376,010	1,237,640
		1,396,236
TOTAL NEW ZEALAND		6,770,799
TOTAL COMMON STOCKS
(COST $7,263,759)		11,080,281
	Shares	Fair Value
MONEY MARKET FUNDS (1.96%)
Federated Hermes Government Obligations Fund, Institutional Class, 5.18%(b)	221,191	$221,191
TOTAL MONEY MARKET FUNDS
(COST $221,191)		221,191
TOTAL INVESTMENTS — (99.99%)
(COST $7,484,950)		11,301,472
OTHER ASSETS IN EXCESS OF LIABILITIES (0.01%)		1,026
NET ASSETS — 100.00%		$11,302,498

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

REIT— Real Estate Investment Trust

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

SCHEDULE OF INVESTMENTS – April 30, 2024 (Unaudited)
Africa Fund

	Shares	Fair Value
COMMON STOCKS (96.24%)
EGYPT (2.21%)
BANKS (1.63%)
Commercial International Bank Egypt SAE - GDR	34,571	$51,259
OTHER COMMERCIAL SUPPORT SERVICES (0.58%)
Integrated Diagnostics Holdings PLC(a)	59,000	18,126
TOTAL EGYPT		69,385
SOUTH AFRICA (89.83%)
AGRICULTURAL PRODUCERS (4.74%)
Astral Foods Ltd.(a)	7,000	55,075
Crookes Brothers Ltd.(a)	10,000	13,348
Oceana Group Ltd.	20,000	80,648
		149,071
AUTOMOTIVE RETAILERS (5.88%)
Barloworld Ltd.	7,900	36,304
Bidvest Group Ltd.	7,500	97,820
Motus Holdings Ltd.	11,400	50,491
		184,615
BANKS (19.55%)
Capitec Bank Holdings Ltd.	3,000	371,332
FirstRand Ltd.	23,200	80,100
Nedbank Group Ltd.	6,000	72,964
Standard Bank Group Ltd. - ADR	9,400	89,582
		613,978
BASIC & DIVERSIFIED CHEMICALS (0.89%)
Sasol Ltd. - ADR	4,000	28,120
BUILDING CONSTRUCTION (2.33%)
Wilson Bayly Holmes-Ovcon Ltd.	9,900	73,161
COAL MINING (1.92%)
Exxaro Resources Ltd.	6,300	60,368
CONSUMER ELEC & APPLC WHSLRS (1.78%)
DataTec Ltd.	29,000	56,079
FOOD & BEVERAGE WHOLESALERS (3.40%)
Bid Corp. Ltd.	4,667	106,729
FOOD & DRUG STORES (3.85%)
Shoprite Holdings Ltd. - ADR	9,000	121,005
INSTITUTIONAL BROKERAGE (1.00%)
Coronation Fund Managers Ltd.	19,500	31,570
INTERNET MEDIA & SERVICES (6.33%)
Naspers Ltd., N Shares	1,040	199,057
LIFE & HEALTH INSURANCE (2.50%)
Momentum Metropolitan Holdings	72,000	78,380
	Shares	Fair Value
COMMON STOCKS (96.24%) – Continued
SOUTH AFRICA (89.83%) – Continued
LIFE INSURANCE (3.96%)
Clientele Ltd.	90,000	$48,165
Discovery Ltd.	12,000	76,457
		124,622
MARINE SHIPPING (3.51%)
Grindrod Ltd.	160,000	110,345
OTHER FINANCIAL SERVICES (1.50%)
Old Mutual Ltd.	80,000	47,009
PAPER & PULP MILLS (1.62%)
Sappi Ltd.	19,000	51,048
PRECIOUS METALS (8.20%)
Anglo American Platinum Ltd.	1,100	38,323
Gold Fields Ltd. - ADR	8,200	132,594
Impala Platinum Holdings Ltd.	12,500	55,651
Sibanye Stillwater Ltd.	27,000	30,820
		257,388
RENEWABLE ENERGY PROJECT DEVELOPERS (0.73%)
Renergen Ltd.(a)	35,000	22,902
SELF-STORAGE OWNERS & DEVELOPERS (2.92%)
Stor-Age Property REIT Ltd.	130,000	91,910
SPECIALTY & GENERIC PHARMACEUTICALS (3.03%)
Aspen Pharmacare Holdings Ltd.	8,000	95,315
SPECIALTY APPAREL STORES (2.30%)
Mr. Price Group Ltd.	7,800	72,272
WEALTH MANAGEMENT (3.49%)
Alexander Forbes Group Holdings Ltd.	170,000	57,506
PSG Konsult Ltd.	65,000	52,135
		109,641
WIRELESS TELECOMMUNICATIONS (4.40%)
MTN Group Ltd. - ADR	18,000	87,120
Vodacom Group Ltd.	10,700	51,209
		138,329
TOTAL SOUTH AFRICA		2,822,914
UNITED KINGDOM (4.20%)
PRECIOUS METALS (4.20%)
AngloGold Ashanti PLC	3,000	68,970
Endeavour Mining PLC	3,000	63,030
TOTAL UNITED KINGDOM		132,000
TOTAL COMMON STOCKS
(COST $3,194,277)		3,024,299

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

SCHEDULE OF INVESTMENTS – April 30, 2024 (Unaudited)
Africa Fund

	Principal
	Amount	Fair Value
SOVEREIGN BONDS (2.57%)
SOUTH AFRICA (2.57%)
Republic of South Africa Government Bond, 6.25%, 3/08/2041	$100,000	$80,859
TOTAL SOVEREIGN BONDS (COST $90,698)		80,859
	Shares	Fair Value
MONEY MARKET FUNDS (0.52%)
Federated Hermes Government Obligations Fund, Institutional Class, 5.18%(b)	16,424	$16,424
TOTAL MONEY MARKET FUNDS
(COST $16,424)		16,424
TOTAL INVESTMENTS — (99.33%)
(COST $3,301,399)		3,121,582
OTHER ASSETS IN EXCESS OF LIABILITIES (0.67%)		21,196
NET ASSETS — 100.00%		$3,142,778

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT— Real Estate Investment Trust

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

SCHEDULE OF INVESTMENTS – April 30, 2024 (Unaudited)
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (97.80%)
JAPAN (97.80%)
ALCOHOLIC BEVERAGES (1.71%)
Kirin Holdings Co. Ltd.	7,000	$102,185
AUTO PARTS (2.85%)
Bridgestone Corp. - ADR	4,000	88,160
DENSO Corp.	4,800	81,809
		169,969
AUTOMOBILES (3.08%)
Honda Motor Co. Ltd. - ADR	1,400	47,586
Toyota Motor Corp. - ADR	600	136,386
		183,972
BASIC & DIVERSIFIED CHEMICALS (2.37%)
Mitsubishi Gas Chemical Co., Inc.	8,000	141,556
BUILDING CONSTRUCTION (4.13%)
Kajima Corp.	12,850	246,173
BUILDING MAINTENANCE SERVICES (1.41%)
Taihei Dengyo Kaisha Ltd.	3,000	84,440
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS (2.29%)
Daikin Industries Ltd.	1,000	136,494
COMMERCIAL FINANCE (5.03%)
Kyushu Leasing Service Co. Ltd.	13,000	105,661
ORIX Corp.	9,500	194,425
		300,086
CONSUMER ELECTRONICS (1.24%)
Sony Group Corp. - ADR	900	74,313
COURIER SERVICES (1.55%)
Yamato Holdings Co. Ltd.	7,000	92,449
DIVERSIFIED INDUSTRIALS (3.86%)
Hitachi Ltd.	2,500	230,656
ELECTRICAL POWER EQUIPMENT (2.82%)
Meidensha Corp.	7,600	168,411
ELECTRONICS COMPONENTS (3.43%)
Murata Manufacturing Co. Ltd.	3,000	54,818
Nidec Corp.	1,700	79,617
Taiyo Yuden Co. Ltd.	3,000	70,269
		204,704
EXPLORATION & PRODUCTION (1.53%)
INPEX Corp.	6,100	91,379
FACTORY AUTOMATION EQUIPMENT (1.49%)
FANUC Corp.	3,000	88,860
	Shares	Fair Value
COMMON STOCKS (97.80%) – Continued
JAPAN (97.80%) – Continued
FOOD & BEVERAGE WHOLESALERS (1.43%)
Yamae Group Holdings Co. Ltd.	5,200	$85,482
FOOD & DRUG STORES (1.85%)
Sugi Holdings Company Ltd.	7,500	110,044
HEALTH CARE SUPPLIES (4.26%)
Hoya Corp.	2,200	255,073
HOME PRODUCTS STORES (2.69%)
Nitori Holdings Co. Ltd.	1,200	160,603
INFRASTRUCTURE CONSTRUCTION (2.25%)
Takada Corp.	12,000	134,585
INTEGRATED ELECTRIC UTILITIES (1.88%)
Kansai Electric Power Co., Inc. (The)	7,500	112,348
IT SERVICES (3.68%)
INES Corp.	10,000	100,514
Otsuka Corp.	6,000	119,331
		219,845
LIFE INSURANCE (5.83%)
Dai-ichi Life Holdings, Inc.	8,000	185,292
T&D Holdings, Inc.	10,000	163,176
		348,468
LOGISTICS SERVICES (1.29%)
Nippon Express Holdings Co. Ltd.	1,500	76,739
MASS MERCHANTS (1.35%)
Aeon Kyushu Co. Ltd.	4,500	80,761
MEDICAL DEVICES (8.19%)
Asahi Intecc Co. Ltd.	16,000	234,447
Terumo Corp.	15,000	254,467
		488,914
MULTI ASSET CLASS OWNERS & DEVELOPERS (3.85%)
Mitsui Fudosan Co. Ltd.	9,000	91,595
Sumitomo Realty & Development Co. Ltd.	4,000	138,419
		230,014
P&C INSURANCE (2.29%)
Sompo Holdings, Inc.	6,900	136,555
PERSONAL CARE PRODUCTS (4.37%)
Kao Corp.	2,000	82,506
Unicharm Corp.	6,000	178,282
		260,788
SEMICONDUCTOR MANUFACTURING (1.84%)
Tokyo Electron Ltd.	500	109,675

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

SCHEDULE OF INVESTMENTS – April 30, 2024 (Unaudited)
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (97.80%) – Continued
JAPAN (97.80%) – Continued
SPECIALTY APPAREL STORES (2.63%)
Fast Retailing Co. Ltd.	600	$156,884
SPECIALTY CHEMICALS (1.95%)
Shin-Etsu Chemical Co. Ltd.	3,000	116,129
TRANSIT SERVICES (6.45%)
Daiichi Koutsu Sangyo Co. Ltd.	12,200	64,315
East Japan Railway Co.	4,500	82,482
Hankyu Hanshin Holdings, Inc.	4,400	115,361
Keikyu Corp.	6,500	51,673
Tobu Railway Co. Ltd.	3,600	71,427
		385,258
WIRELESS TELECOMMUNICATIONS (0.93%)
KDDI Corp.	2,000	55,499
TOTAL JAPAN		5,839,311
TOTAL COMMON STOCKS
(COST $3,835,270)		5,839,311
	Shares	Fair Value
MONEY MARKET FUNDS (2.78%)
Federated Hermes Government Obligations Fund, Institutional Class, 5.18%(a)	165,790	$165,790
TOTAL MONEY MARKET FUNDS
(COST $165,790)		165,790
TOTAL INVESTMENTS — (100.58%)
(COST $4,001,060)		6,005,101
LIABILITIES IN EXCESS OF OTHER ASSETS (0.58%)		(34,821)
NET ASSETS — 100.00%		$5,970,280

(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

SCHEDULE OF INVESTMENTS – April 30, 2024 (Unaudited)
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (98.25%)
DENMARK (3.09%)
LARGE PHARMACEUTICALS (3.09%)
Novo Nordisk A/S - ADR	4,000	$513,240
FRANCE (2.87%)
BASIC & DIVERSIFIED CHEMICALS (2.00%)
Arkema SA - ADR	3,130	330,841
INTEGRATED OILS (0.87%)
Total S.A. - ADR	2,000	144,940
TOTAL FRANCE		475,781
GERMANY (3.93%)
DIVERSIFIED INDUSTRIALS (3.93%)
Siemens AG - ADR	7,000	654,990
INDIA (2.77%)
BANKS (2.77%)
HDFC Bank Ltd. - ADR	8,000	460,800
IRELAND (1.35%)
BUILDING MATERIALS (1.35%)
James Hardie Industries PLC - ADR(a)	6,500	224,250
ISRAEL (3.63%)
APPLICATION SOFTWARE (3.63%)
NICE Ltd. - ADR(a)	2,700	603,477
JAPAN (3.87%)
AUTO PARTS (0.40%)
Bridgestone Corp. - ADR	3,000	66,120
CONSUMER ELECTRONICS (1.99%)
Sony Group Corp. - ADR	4,000	330,280
ELECTRONICS COMPONENTS (1.48%)
Nidec Corp. - ADR	21,000	246,120
TOTAL JAPAN		642,520
MEXICO (1.15%)
WIRELESS TELECOMMUNICATIONS (1.15%)
America Movil S.A.B. de C.V., Class L - ADR	10,000	190,600
NORWAY (1.89%)
P&C INSURANCE (1.89%)
Gjensidige Forsikring ASA - ADR	20,000	313,400
PANAMA (1.73%)
AIRLINES (1.73%)
Copa Holdings, SA, Class A	3,000	286,500
SOUTH AFRICA (1.94%)
FOOD & DRUG STORES (1.94%)
Shoprite Holdings Ltd. - ADR	24,000	322,680
	Shares	Fair Value
COMMON STOCKS (98.25%) – Continued
SWITZERLAND (3.82%)
LARGE PHARMACEUTICALS (2.15%)
Roche Holding AG - ADR	12,000	$357,840
PACKAGED FOOD (1.67%)
Nestlé SA - ADR	2,750	276,650
TOTAL SWITZERLAND		634,490
TAIWAN PROVINCE OF CHINA (1.65%)
SEMICONDUCTOR MANUFACTURING (1.65%)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,000	274,680
UNITED KINGDOM (10.61%)
ALCOHOLIC BEVERAGES (2.33%)
Diageo PLC - ADR	2,800	386,848
ELECTRIC TRANSMISSION & DIST (0.60%)
National Grid PLC - ADR	1,500	99,975
INTEGRATED OILS (0.89%)
BP PLC - ADR	3,800	147,326
LARGE PHARMACEUTICALS (3.42%)
AstraZeneca PLC - ADR	7,500	569,100
PERSONAL CARE PRODUCTS (2.19%)
Unilever PLC - ADR	7,000	362,950
PUBLISHING (1.18%)
Pearson PLC - ADR	16,000	194,880
TOTAL UNITED KINGDOM		1,761,079
UNITED STATES (53.95%)
AGRICULTURAL CHEMICALS (0.95%)
CF Industries Holdings, Inc.	2,000	157,940
APPLICATION SOFTWARE (1.39%)
Adobe, Inc.(a)	500	231,415
AUTO PARTS (4.11%)
Miller Industries, Inc.	14,000	681,940
AUTOMOTIVE RETAILERS (4.97%)
Group 1 Automotive, Inc.	2,800	823,256
COMMUNICATIONS EQUIPMENT (4.62%)
Apple, Inc.	4,500	766,485
COMPUTER HARDWARE & STORAGE (4.93%)
NetApp, Inc.	8,000	817,680
CONSTRUCTION & MINING MACHINERY (2.42%)
Caterpillar, Inc.	1,200	401,484
COURIER SERVICES (0.63%)
FedEx Corp.	400	104,712

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

SCHEDULE OF INVESTMENTS – April 30, 2024 (Unaudited)
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (98.25%) – Continued
UNITED STATES (53.95%) – Continued
DEFENSE (0.77%)
L3Harris Technologies, Inc.	600	$128,430
DIVERSIFIED BANKS (2.42%)
JPMorgan Chase & Co.	2,100	402,654
HOUSEHOLD PRODUCTS (3.05%)
Procter & Gamble Co. (The)	3,100	505,920
INFRASTRUCTURE SOFTWARE (3.52%)
Microsoft Corp.	1,500	583,995
INTEGRATED OIL & GAS (3.40%)
Chevron Corp.	3,500	564,445
LIFE SCIENCE & DIAGNOSTICS (4.62%)
ThermoFisherScientific,Inc	1,350	767,772
OIL & GAS EQUIPMENT & SERVICES (0.77%)
Schlumberger Ltd.	2,700	128,196
OILFIELD SERVICES & EQUIPMENT (0.93%)
Natural Gas Services Group, Inc.(a)	7,000	154,560
ONLINE MARKETPLACE (1.58%)
Amazon.com, Inc.(a)	1,500	262,500
RAIL FREIGHT (3.33%)
Norfolk Southern Corp.	2,400	552,768
REFINING & MARKETING (0.86%)
Phillips 66	1,000	143,210
SEMICONDUCTOR DEVICES (2.31%)
Skyworks Solutions, Inc.	3,600	383,724
VIDEO GAMES (1.22%)
Electronic Arts, Inc.	1,600	202,912
WASTE MANAGEMENT (1.15%)
Republic Services, Inc.	1,000	191,700
TOTAL UNITED STATES		8,957,698
TOTAL COMMON STOCKS
(COST $7,467,347)		16,316,185
	Shares	Fair Value
MONEY MARKET FUNDS (0.14%)
Federated Hermes Government Obligations Fund, Institutional Class, 5.18%(b)	22,959	$22,959
TOTAL MONEY MARKET FUNDS
(COST $22,959)		22,959
TOTAL INVESTMENTS — (98.39%)
(COST $7,490,306)		16,339,144
OTHER ASSETS IN EXCESS OF LIABILITIES (1.61%)		266,996
NET ASSETS — 100.00%		$16,606,140

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

SCHEDULE OF INVESTMENTS – April 30, 2024 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (91.23%)
AGRICULTURAL PRODUCERS (0.92%)
BrasilAgro - Company Brasileira de Propriedades Agricolas - ADR	27,432	$137,434
BANKS (1.20%)
Harleysville Financial Corp.	8,675	180,006
BUILDING CONSTRUCTION (1.55%)
Kajima Corp. - ADR	11,900	231,336
BUILDING MATERIALS (13.04%)
James Hardie Industries PLC - ADR(a)	25,000	862,500
Tecnoglass, Inc.	19,634	1,090,669
		1,953,169
CEMENT & AGGREGATES (5.14%)
Cemex S.A.B. de C.V. - ADR(a)	30,000	237,300
CRH PLC	2,500	193,550
Summit Materials, Inc., Class A(a)	8,680	337,652
		768,502
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS (5.26%)
Lennox International, Inc.	1,700	787,814
DATA CENTER REITS (4.08%)
Digital Realty Trust, Inc.	3,368	467,411
Equinix, Inc.	200	142,222
		609,633
HOME PRODUCTS STORES (3.96%)
Lowe’s Cos., Inc.	2,600	592,774
HOMEBUILDING (9.53%)
D.R. Horton, Inc.	4,000	569,960
Lennar Corp., Class A	3,200	485,184
NVR, Inc.(a)	50	371,943
		1,427,087
HOTEL REITS (0.99%)
Ryman Hospitality Properties, Inc.	1,400	147,672
HOTELS RESORTS & CRUISE LINES (4.01%)
InterContinental Hotels Group PLC - ADR	6,103	600,230
INDUSTRIAL MACHINERY (2.54%)
Techtronic Industries Company Ltd. - ADR	5,500	380,160
INDUSTRIAL REITS (5.28%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,200	380,152
Prologis, Inc.	2,000	204,100
STAG Industrial, Inc.	6,000	206,340
		790,592
	Shares	Fair Value
COMMON STOCKS (91.23%) – Continued
INFRASTRUCTURE REITS (6.61%)
American Tower Corp., Class A	2,500	$428,899
Crown Castle International Corp.	2,000	187,560
SBA Communications Corp., Class A	2,000	372,240
		988,699
MORTGAGE FINANCE (3.21%)
Ladder Capital Corp.	10,000	107,300
Redwood Trust, Inc.	40,000	221,200
Starwood Property Trust, Inc.	8,000	151,760
		480,260
MULTI ASSET CLASS REITS (1.64%)
WP Carey, Inc.	4,470	245,135
OFFICE REITS (0.05%)
NET Lease Office Properties	302	6,904
RESIDENTIAL OWNERS & DEVELOPERS (1.14%)
Cyrela Brazil Realty SA - ADR	44,000	170,280
RESIDENTIAL REITS (2.53%)
AvalonBay Communities, Inc.	2,000	379,140
RETAIL REITS (3.33%)
Kite Realty Group Trust	9,000	196,200
National Retail Properties, Inc.	4,000	162,120
Simon Property Group, Inc.	1,000	140,530
		498,850
SELF-STORAGE REITS (3.33%)
Extra Space Storage, Inc.	2,500	335,700
Global Self Storage, Inc.	39,000	163,410
		499,110
SPECIALIZED REITS (5.65%)
Charter Hall Education Trust	99,140	164,399
Gladstone Land Corp.	9,700	122,996
Iron Mountain, Inc.	7,200	558,143
		845,538
TIMBER REITS (2.11%)
PotlatchDeltic Corp.	3,000	120,030
Weyerhaeuser Co.	6,500	196,105
		316,135
TRANSPORT OPERATIONS & SERVICES (4.13%)
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,800	620,100
TOTAL COMMON STOCKS
(COST $6,630,501)		13,656,560

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

SCHEDULE OF INVESTMENTS – April 30, 2024 (Unaudited)
Commonwealth Real Estate Securities Fund

	Principal
	Amount	Fair Value
U.S. GOVERNMENT & AGENCIES (5.20%)
Federal Home Loan Bank, 2.88%, 9/13/2024	$300,000	$297,226
Federal Home Loan Banks, 0.50%, 4/14/2025	300,000	286,870
United States Treasury Note, 2.88%, 5/31/2025	200,000	195,055
TOTAL U.S. GOVERNMENT & AGENCIES
(COST $779,629)		779,151
	Shares	Fair Value
MONEY MARKET FUNDS (3.57%)
Federated Hermes Government Obligations Fund, Institutional Class, 5.18%(b)	535,038	$535,038
TOTAL MONEY MARKET FUNDS
(COST $535,038)		535,038
TOTAL INVESTMENTS — (100.00%)
(COST $7,945,168)		14,970,749
LIABILITIES IN EXCESS OF OTHER ASSETS (0.00%)		(697)
NET ASSETS — 100.00%		$14,970,052

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

REIT— Real Estate Investment Trust

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

STATEMENTS OF ASSETS AND LIABILITIES – April 30, 2024 (Unaudited)

	Commonwealth				Commonwealth
	Australia/New		Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
ASSETS
Investments in securities at fair value (cost $7,484,950, $3,301,399, $4,001,060, $7,490,306 and $7,945,168)	$11,301,472	$3,121,582	$6,005,101	$16,339,144	$14,970,749
Foreign currencies, at value (cost $124,355, $142,735, $160,754, $– and $–)	120,870	143,749	152,428	—	—
Receivable for fund shares sold	50	1,400	—	100	—
Receivable for investments sold	—	—	—	428,589	—
Receivable from Advisor	—	4,442	3,442	—	—
Dividends and interest receivable	984	3,951	39,382	42,729	22,424
Tax reclaims receivable	—	3,514	999	25,600	—
Prepaid expenses	15,942	9,695	8,964	14,108	17,119
Total Assets	11,439,318	3,288,333	6,210,316	16,850,270	15,010,292
LIABILITIES
Due to custodian	—	—	—	—	293
Payable for investments purchased	96,442	130,969	218,638	199,261	—
Payable to Advisor	7,137	—	—	10,294	9,407
Distribution (12b-1) fees accrued	5,287	931	2,489	2,620	4,192
Payable to Administrator	6,471	2,492	3,651	8,370	6,344
Payable to trustees	4,777	1,268	2,421	6,519	5,292
Other accrued expenses	16,706	9,895	12,837	17,066	14,712
Total Liabilities	136,820	145,555	240,036	244,130	40,240
Commitments and contingent liabilities (Note 4)
NET ASSETS	$11,302,498	$3,142,778	$5,970,280	$16,606,140	$14,970,052
NET ASSETS CONSIST OF:
Paid-in capital	7,978,090	4,197,364	4,106,750	7,493,586	7,645,385
Accumulated earnings (deficit)	3,324,408	(1,054,586)	1,863,530	9,112,554	7,324,667
NET ASSETS	$11,302,498	$3,142,778	$5,970,280	$16,606,140	$14,970,052
Shares outstanding (unlimited number of shares authorized)	1,102,158	441,405	1,590,242	840,931	686,943
Net asset value, offering and redemption price per share (a)	$10.25	$7.12	$3.75	$19.75	$21.79

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

STATEMENTS OF OPERATIONS For the six months ended April 30, 2024 (Unaudited)

	Commonwealth				Commonwealth
	Australia/New		Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $28,177, $8,933, $8,848, $14,074 and $374)	$149,500	$64,927	$54,378	$175,203	$204,559
Interest income	—	3,256	—	—	11,971
Total investment income	149,500	68,183	54,378	175,203	216,530
EXPENSES
Investment Advisor	44,369	11,309	22,414	61,014	54,292
Administration	32,394	8,290	16,169	43,929	37,776
Distribution (12b-1)	14,790	3,770	7,471	20,338	18,098
Registration	11,086	8,162	5,878	5,717	6,949
Legal	10,436	2,671	5,191	14,116	12,053
Trustee	9,485	2,432	4,755	12,895	11,210
Audit and tax preparation	9,343	2,537	4,737	12,358	10,590
Transfer agent	7,518	7,518	7,518	7,518	7,519
Insurance	6,442	1,542	3,031	8,255	6,630
Pricing	3,829	3,516	4,402	487	566
Chief Compliance Officer	3,492	893	1,742	4,736	4,055
Custodian	3,222	1,621	2,136	1,427	1,455
Printing	3,208	1,510	2,063	3,397	3,088
Interest expense	42	—	75	—	—
Miscellaneous	11,148	11,416	11,118	11,388	11,018
Total expenses	170,804	67,187	98,700	207,575	185,299
Fees contractually waived and expenses reimbursed by Advisor	—	(40,808)	(46,280)	—	—
Net operating expenses	170,804	26,379	52,420	207,575	185,299
Net investment income (loss)	(21,304)	41,804	1,958	(32,372)	31,231
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment securities transactions	(270,038)	(136,400)	67,514	454,366	280,626
Foreign currency transactions	2,079	591	(5,542)	—	(110)
Total net realized gain (loss)	(267,959)	(135,809)	61,972	454,366	280,516
Net change in unrealized appreciation (depreciation) on:
Investment securities	540,968	355,876	479,561	1,956,470	2,314,394
Foreign currency translations	(3,599)	936	(2,757)	—	(1)
Total net change in unrealized appreciation (depreciation)	537,369	356,812	476,804	1,956,470	2,314,393
Net realized and change in unrealized gain on investments	269,410	221,003	538,776	2,410,836	2,594,909
Net increase in net assets resulting from operations	$248,106	$262,807	$540,734	$2,378,464	$2,626,140

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth
	Australia/New Zealand Fund		Africa Fund
	For the		For the
	Six Months		Six Months
	Ended	For the Year	Ended	For the Year
	April 30, 2024	Ended	April 30, 2024	Ended
	(Unaudited)	October 31, 2023	(Unaudited)	October 31, 2023
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income (loss)	$(21,304)	$36,437	$41,804	$72,912
Net realized gain (loss) from investment securities and foreign currency transactions	(267,959)	(164,321)	(135,809)	(81,098)
Net change in unrealized appreciation (depreciation) from investment securities, foreign currency translations and purchased options contracts	537,369	(1,203,795)	356,812	(139,577)
Change in net assets resulting from operations	248,106	(1,331,679)	262,807	(147,763)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Earnings	(31,068)	(76,798)	(99,144)	(30,003)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	591,891	392,135	180,897	461,392
Reinvestment of distributions	30,410	75,262	93,340	29,112
Amount paid for shares redeemed	(547,126)	(1,025,021)	(152,196)	(312,674)
Redemption fees	—	—	—	—
Change in net assets resulting from capital transactions	75,175	(557,624)	122,041	177,830
Net Increase (Decrease) in Net Assets	292,213	(1,966,101)	285,704	64
NET ASSETS:
Beginning of period	11,010,285	12,976,386	2,857,074	2,857,010
End of period	$11,302,498	$11,010,285	$3,142,778	$2,857,074
SHARE TRANSACTIONS:
Shares sold	55,509	33,441	25,929	61,164
Shares issued in reinvestment of distributions	2,735	6,194	13,091	3,902
Shares redeemed	(50,146)	(89,460)	(21,826)	(42,290)
Change in shares outstanding	8,098	(49,825)	17,194	22,776

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth		Commonwealth		Commonwealth
Japan Fund		Global Fund		Real Estate Securities Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the Year	Ended	For the Year	Ended	For the Year
April 30, 2024	Ended	April 30, 2024	Ended	April 30, 2024	Ended
(Unaudited)	October 31, 2023	(Unaudited)	October 31, 2023	(Unaudited)	October 31, 2023

$1,958	$4,873	$(32,372)	$(129,143)	$31,231	$20,304
61,972	(2,639)	454,366	(53,300)	280,516	(24,905)

476,804	592,108	1,956,470	447,419	2,314,393	183,064
540,734	594,342	2,378,464	264,976	2,626,140	178,463

(5,994)	—	—	(128,817)	—	(70,458)

312,526	988,911	33,091	245,983	769,924	397,875
5,981	—	—	128,651	—	70,354
(443,894)	(667,912)	(389,467)	(751,439)	(407,864)	(214,276)
—	—	—	—	22	—
(125,387)	320,999	(356,376)	(376,805)	362,082	253,953
409,353	915,341	2,022,088	(240,646)	2,988,222	361,958

5,560,927	4,645,586	14,584,052	14,824,698	11,981,830	11,619,872
$5,970,280	$5,560,927	$16,606,140	$14,584,052	$14,970,052	$11,981,830

82,712	286,774	1,724	13,897	34,680	21,282
1,599	—	—	7,432	—	3,838
(118,040)	(196,935)	(20,343)	(41,160)	(18,782)	(11,224)
(33,729)	89,839	(18,619)	(19,831)	15,898	13,896

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

FINANCIAL HIGHLIGHTS
Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year	For the Year	For the Year	For the Year		For the Year
	Six Months		Ended	Ended	Ended	Ended		Ended
	Ended		October 31,	October 31,	October 31,	October 31,		October 31,
	April 30, 2024		2023	2022	2021	2020(a)		2019
	(Unaudited)
Net asset value, beginning of period	$10.06		$11.34	$17.17	$12.92	$13.33		$12.85
Change in net assets from operations:
Net investment income (loss)	(0.02)		0.03	(0.01)	(0.05)	0.01		0.10
Net realized and unrealized gain (loss) from investments	0.24		(1.24)	(4.79)	4.32	0.41		0.68
Total from investment activities	0.22		(1.21)	(4.80)	4.27	0.42		0.78
Distributions:
Net investment income	(0.03)		—	(0.02)	(0.02)	(0.07)		(0.08)
Net realized gains	—		(0.07)	(1.01)	—	(0.76)		(0.22)
Total distributions	(0.03)		(0.07)	(1.03)	(0.02)	(0.83)		(0.30)
Redemption fees	—		—	—	— (b)	—		—
Net asset value, end of period	$10.25		$10.06	$11.34	$17.17	$12.92		$13.33
Total Return	2.15	% (c)	(10.80)%	(29.37)%	33.04%	3.05%		6.45%
Net assets, at end of period (000 omitted)	$11,302		$11,010	$12,976	$20,118	$15,212		$16,266
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.89	% (d)	2.81%	2.60%	2.41%	2.60	% (e)	2.69%
Ratio of gross expenses before waivers and/or reimbursements	2.89	% (d)	2.81%	2.60%	2.41%	2.70%		2.69%
Ratio of net investment income (loss) to average net assets	(0.36	)% (d)	0.27%	(0.10)%	(0.35)%	0.03%		0.75%
Portfolio turnover rate	5	% (c)	6%	8%	20%	4%		6%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Rounds to less than $0.005 per share.

(c)	Not annualized.

(d)	Annualized.

(e)	The ratio of net expenses include $13,438 in voluntary advisory waivers representing (0.10)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntary waiver is not subject to recoupment.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

FINANCIAL HIGHLIGHTS
Africa Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months		Ended	Ended	Ended	Ended	Ended
	Ended		October 31,	October 31,	October 31,	October 31,	October 31,
	April 30, 2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of period	$6.74		$7.12	$8.40	$6.04	$7.88	$7.95
Change in net assets from operations:
Net investment income	0.09		0.17	0.20	0.13	0.04	0.26
Net realized and unrealized gain (loss) from investments	0.52		(0.48)	(1.32)	2.41	(1.66)	(0.29)
Total from investment activities	0.61		(0.31)	(1.12)	2.54	(1.62)	(0.03)
Distributions:
Net investment income	(0.23)		(0.07)	(0.16)	(0.18)	(0.22)	(0.04)
Total distributions	(0.23)		(0.07)	(0.16)	(0.18)	(0.22)	(0.04)
Redemption fees	—		—	— (a)	— (a)	— (a)	—
Net asset value, end of period	$7.12		$6.74	$7.12	$8.40	$6.04	$7.88
Total Return	9.06	% (b)	(4.41)%	(13.59)%	42.38%	(21.30)%	(0.36)%
Net assets, at end of period (000 omitted)	$3,143		$2,857	$2,857	$2,954	$2,028	$2,632
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	% (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	4.46	% (c)	4.38%	4.27%	4.32%	5.04%	4.35%
Ratio of net investment income to average net assets	2.77	% (c)	2.38%	2.27%	1.56%	0.69%	3.14%
Portfolio turnover rate	3	% (b)	6%	3%	11%	9%	5%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

FINANCIAL HIGHLIGHTS
Commonwealth Japan Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months		Ended	Ended	Ended	Ended	Ended
	Ended		October 31,	October 31,	October 31,	October 31,	October 31,
	April 30, 2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of period	$3.42		$3.03	$4.41	$4.03	$4.12	$3.66
Change in net assets from operations:
Net investment income (loss)	—	(a)	0.01	(0.01)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) from investments	0.33		0.38	(1.20)	0.40	(0.08)	0.47
Total from investment activities	0.33		0.39	(1.21)	0.38	(0.09)	0.46
Distributions:
Net investment income	—	(a)	—	(0.04)	—	—	—
Net realized gains	—		—	(0.13)	—	—	—
Total distributions	—		—	(0.17)	—	—	—
Redemption fees	—		—	—	—	—	— (a)
Net asset value, end of period	$3.75		$3.42	$3.03	$4.41	$4.03	$4.12
Total Return	9.76	% (b)	12.87%	(28.39)%	9.43%	(2.18)%	12.57%
Net assets, at end of period (000 omitted)	$5,970		$5,561	$4,646	$6,732	$6,333	$6,492
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	% (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	3.30	% (c)	3.45%	3.38%	3.01%	3.29%	3.24%
Ratio of net investment income (loss) to average net assets	0.07	% (c)	0.09%	(0.08)%	(0.51)%	(0.34)%	(0.25)%
Portfolio turnover rate	5	% (b)	12%	8%	15%	15%	10%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

FINANCIAL HIGHLIGHTS
Commonwealth Global Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year	For the Year	For the Year	For the Year		For the Year
	Six Months		Ended	Ended	Ended	Ended		Ended
	Ended		October 31,	October 31,	October 31,	October 31,		October 31,
	April 30, 2024		2023	2022	2021	2020		2019
	(Unaudited)
Net asset value, beginning of period	$16.97		$16.86	$21.12	$16.20	$15.84		$14.75
Change in net assets from operations:
Net investment loss	(0.04)		(0.15)	(0.09)	(0.11)	(0.08)		(0.02)
Net realized and unrealized gain (loss) from investments	2.82		0.41	(4.17)	5.03	0.44		1.13
Total from investment activities	2.78		0.26	(4.26)	4.92	0.36		1.11
Distributions:
Net realized gains	—		(0.15)	—	—	—		(0.02)
Total distributions	—		(0.15)	—	—	—		(0.02)
Redemption fees	—		—	—	—	—	(a)	—
Net asset value, end of period	$19.75		$16.97	$16.86	$21.12	$16.20		$15.84
Total Return	16.38	% (b)	1.51%	(20.17)%	30.37%	2.27%		7.57%
Net assets, at end of period (000 omitted)	$16,606		$14,584	$14,825	$19,642	$15,597		$15,993
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.55	% (c)	2.61%	2.49%	2.33%	2.47	% (d)	2.52%
Ratio of gross expenses before waivers and/or reimbursements	2.55	% (c)	2.61%	2.49%	2.33%	2.56%		2.52%
Ratio of net investment loss to average net assets	(0.40	)% (c)	(0.81)%	(0.44)%	(0.54)%	(0.49)%		(0.15)%
Portfolio turnover rate	3	% (b)	9%	7%	6%	8%		8%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

(d)	The ratio of net expenses include $14,458 in voluntary advisory waivers representing (0.09)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntarily waiver is not subject to recoupment.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

FINANCIAL HIGHLIGHTS
Commonwealth Real Estate Securities Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year	For the Year	For the Year	For the Year		For the Year
	Six Months		Ended	Ended	Ended	Ended		Ended
	Ended		October 31,	October 31,	October 31,	October 31,		October 31,
	April 30, 2024		2023	2022	2021	2020		2019
	(Unaudited)
Net asset value, beginning of period	$17.86		$17.68	$22.57	$15.95	$18.16		$15.35
Change in net assets from operations:
Net investment income (loss)	0.05		0.04	(0.10)	(0.14)	(0.04)		0.05
Net realized and unrealized gain (loss) from investments	3.88		0.25	(4.63)	6.76	(2.01)		2.87
Total from investment activities	3.93		0.29	(4.73)	6.62	(2.05)		2.92
Distributions:
Net investment income	—		—	—	—	(0.07)		(0.04)
Net realized gains	—		(0.11)	(0.16)	—	(0.09)		(0.07)
Total distributions	—		(0.11)	(0.16)	—	(0.16)		(0.11)
Redemption fees	—	(a)	—	— (a)	—	—	(a)	—
Net asset value, end of period	$21.79		$17.86	$17.68	$22.57	$15.95		$18.16
Total Return	22.00	% (b)	1.61%	(21.11)%	41.50%	(11.42)%		19.17%
Net assets, at end of period (000 omitted)	$14,970		$11,982	$11,620	$15,053	$10,790		$12,514
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.56	% (c)	2.71%	2.58%	2.44%	2.63	% (d)	2.61%
Ratio of gross expenses before waivers and/or reimbursements	2.56	% (c)	2.71%	2.58%	2.44%	2.72%		2.61%
Ratio of net investment income (loss) to average net assets	0.43	% (c)	0.16%	(0.45)%	(0.66)%	(0.22)%		0.28%
Portfolio turnover rate	5	% (b)	14%	34%	9%	11%		11%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

(d)	The ratio of net expenses include $10,164 in voluntary waivers representing (0.09)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntarily waiver is not subject to recoupment.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2024

NOTES TO FINANCIAL STATEMENTS – April 30, 2024 (Unaudited)

Note 1 − Organization

Commonwealth International Series Trust (the ’‘Trust’’) was organized as a Massachusetts business trust on May 2, 1986, and is registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’), as an open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the ’‘Australia/New Zealand Fund’’), the Africa Fund, the Commonwealth Japan Fund (the ’‘Japan Fund’’), the Commonwealth Global Fund (the ’‘Global Fund’’) and the Commonwealth Real Estate Securities Fund (the ’‘Real Estate Securities Fund’’) (each a ’‘Fund’’ and collectively the ’‘Funds’’).

Note 2 − Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 − Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A) Valuation of Securities − Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Investments in open-end investment companies are valued at net asset value. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by FCA Corp (the “Advisor”) as “valuation designee” under the oversight of the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

SEMI-ANNUAL REPORT 2024

NOTES TO FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) – (Continued)

B) Fair Value Measurements − The Funds’ investments have been categorized by tiers dependent upon the various ’‘inputs’’ used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 − unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 − significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds − Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy. To the extent certain conditions are met and the independent fair value pricing service uses a fair value factor for foreign equity securities, they will be classified as Level 2.

Corporate, Sovereign Bonds and U.S. Government & Agency Bonds − The fair value of bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options − Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT 2024

NOTES TO FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) – (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2024:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$45,870	$11,034,411	$—	$11,080,281
Money Market Funds	221,191	—	—	221,191
Total	$267,061	$11,034,411	$—	$11,301,472

	Africa Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$590,421	$2,433,878	$—	$3,024,299
Sovereign Bonds	—	80,859	—	80,859
Money Market Funds	16,424	—	—	16,424
Total	$606,845	$2,514,737	$—	$3,121,582

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$346,445	$5,492,866	$—	$5,839,311
Money Market Funds	165,790	—	—	165,790
Total	$512,235	$5,492,866	$—	$6,005,101

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$16,316,185	$—	$—	$16,316,185
Money Market Funds	22,959	—	—	22,959
Total	$16,339,144	$—	$—	$16,339,144

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$13,656,560	$—	$—	$13,656,560
U.S. Government & Agencies	—	779,151	—	779,151
Money Market Funds	535,038	—	—	535,038
Total	$14,191,598	$779,151	$—	$14,970,749

(a)	For a detailed breakout by industry or country, please refer to the Schedules of Investments. All level 2 positions are classified as such from fair value factor adjustments as of April 30, 2024 as described in the Note above.

C) Currency Translation − For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at

SEMI-ANNUAL REPORT 2024

NOTES TO FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) – (Continued)

approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses − Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments − Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily. Non-cash income, if any, is recorded at the fair market value of the securities received.

F) Federal Income Taxes − It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

SEMI-ANNUAL REPORT 2024

NOTES TO FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) – (Continued)

G) Distributions to Shareholders − The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryforwards) annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees − Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the six months ended April 30, 2024, the Real Estate Fund had contributions to capital due to redemption fees in the amount of $22.

I) Option Accounting Principles − A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received. During and as of the six months ended April 30, 2024, the Funds had no written options.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day, the option contract is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid. During and as of the six months ended April 30, 2024, the Funds had no purchased options.

J) Forward Currency Contracts − Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit,

SEMI-ANNUAL REPORT 2024

NOTES TO FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) – (Continued)

markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the six months ended April 30, 2024, the Funds held no foreign currency contracts.

K) Use of Estimates − The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

L) Regulatory Update − Tailored Shareholder Reports for Mutual Funds and Exchange - Traded Funds (“ETFs”) – Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Note 4 − Related Party Transactions and Other Arrangements

A) Investment Advisor − The Trust, on behalf of each Fund, has retained FCA Corp as the Funds’ investment advisor. Under each Fund’s Investment Advisory Agreement, the Advisor is paid a fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund.

The Advisor entered into an expense limitation agreement through February 28, 2025, under which it has agreed to limit the total expenses of the Africa Fund and the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% and 1.50% of the average daily net assets of the Africa Fund and the Japan Fund, respectively. The Advisor may not terminate this arrangement prior to February 28, 2025, unless the investment advisory agreement is terminated. The Africa Fund and the Japan Fund each have agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three fiscal years of the date of any such waiver and such repayment does not cause the Africa Fund or the Japan Fund to exceed the expense limitation in place at the time the fee was waived. As of April 30, 2024, the Advisor may seek repayment of investment advisory fee waivers and expense reimbursements in the amounts as follows:

Recoverable Through	Africa Fund	Japan Fund
October 31, 2024	$39,444	$44,344
October 31, 2025	80,809	91,747
October 31, 2026	80,585	94,303
April 30, 2027	40,808	46,280

Certain officers of the Trust are also officers of the Advisor.

SEMI-ANNUAL REPORT 2024

NOTES TO FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) – (Continued)

B)  Administration, Fund Accounting and Transfer Agent – Ultimus Fund Solutions, LLC (the “Administrator”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services, the Administrator receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. Certain officers of the Trust are also employees of the Administrator, but are paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – Ultimus Fund Distributors, LLC (the “Distributor”), an affiliate of the Administrator, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Funds’ assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Funds and the servicing of the Funds’ shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statements of Operations under Distribution (12b-1) fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board has currently authorized each Fund to pay out only 0.25% under its Plan. If the Board’s intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel − Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 − Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the six months ended April 30, 2024, were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$588,144	$741,889
Africa Fund	146,275	83,309
Japan Fund	290,636	468,435
Global Fund	496,912	811,812
Real Estate Securities Fund	953,618	696,203

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2024.

Note 6 − Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds may trade and hold certain derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the

SEMI-ANNUAL REPORT 2024

NOTES TO FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) – (Continued)

related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

These financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying security price rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Note 7 – Tax Matters

At April 30, 2024, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
Gross unrealized appreciation	$4,795,674	$561,196	$2,012,307	$8,865,856	$7,154,111
Gross unrealized depreciation	(982,246)	(780,325)	(125,800)	(25,658)	(128,530)
Net unrealized appreciation (depreciation) on investments	$3,813,428	$(219,129)	$1,886,507	$8,840,198	$7,025,581
Tax cost of investments	$7,488,044	$3,340,711	$4,118,594	$7,498,946	$7,945,168

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, straddle deferrals and passive foreign investment companies (‘PFICs’’).

SEMI-ANNUAL REPORT 2024

NOTES TO FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) – (Continued)

As of October 31, 2023, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
Undistributed ordinary income	$31,038	$99,103	$5,854	$—	$—
Undistributed long-term capital gains	—	—	—	—	—
Tax accumulated earnings	31,038	99,103	5,854	—	—
Accumulated capital and other losses	(196,242)	(741,855)	(76,564)	(149,638)	(12,660)
Unrealized appreciation (depreciation) on investments	3,272,460	(575,005)	1,406,946	6,883,728	4,711,187
Unrealized appreciation (depreciation) on foreign currency translations	114	(492)	(7,446)	—	—
Total accumulated earnings (deficit)	$3,107,370	$(1,218,249)	$1,328,790	$6,734,090	$4,698,527

The tax character of distributions paid during the tax years ended October 31, 2023 were as follows:

	Australia/New
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2023	October 31, 2023	October 31, 2023	October 31, 2023	October 31, 2023
Distributions paid from:
Ordinary income	$37	$30,003	$—	$—	$—
Net long-term capital gains	76,761	—	—	128,817	70,458
Total distributions paid	$76,798	$30,003	$—	$128,817	$70,458

As of October 31, 2023, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Australia/New
	Zealand Fund		Africa Fund		Japan Fund		Global Fund		Real Estate Fund
	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
For losses expiring October 31, Non-Expiring	$34,059	$162,183	$16,130	$725,725	$37,512	$39,052	$53,302	$—	$12,660	$—

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of October 31, 2023, the Global Fund had $96,336 of qualified late-year ordinary losses, which were deferred until fiscal year 2023 for tax purposes. Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Note 8 − Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $1,000,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The

SEMI-ANNUAL REPORT 2024

NOTES TO FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) – (Continued)

Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the 1940 Act, which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee annually in an amount equal to $2,000. Any principal balance outstanding bears interest at the prime rate in effect at the time plus 0% and any amounts not drawn will be assessed unused fees at the rate of 0.275%.

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the six months ended April 30, 2024, were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$59,661	8.50%
Japan Fund	158,092	8.50%

During the six months ended April 30, 2024, the Australia/New Zealand Fund and Japan Fund paid $42, and $75, respectively, in interest on borrowings and overdrafts. There were no borrowings outstanding under the Agreement as of April 30, 2024. The Funds only utilize the line of credit for draws greater than $50,000

Note 9 − Contractual Obligations

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

Note 10 − Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

As of April 30, 2024, the Australia/New Zealand Fund held approximately 11% of its net assets in South Port New Zealand Ltd. Due to the large position, an increase or decrease in the value of this security may have a greater impact on the Australia/New Zealand Fund’s net asset value and total return than if the Australia/New Zealand Fund did not focus as much in this particular security.

SEMI-ANNUAL REPORT 2024

NOTES TO FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) – (Continued)

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries to which other funds invested in securities of issuers in a broader region may not be exposed. The Africa Fund is highly dependent on the state of economics of countries throughout Africa and, Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 11 − Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Based upon this valuation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SEMI-ANNUAL REPORT 2024

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2024 (Unaudited)

FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Commonwealth Africa Fund, (the “Africa Fund”) the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to the Investment Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 12, 2024, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one-year term. It was noted that pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) as a result of the COVID-19 pandemic, the Board was permitted to meet by videoconference to approve the renewal of the Agreements which normally require approval at a meeting of the Board held in-person, provided that such approvals were ratified at the Board’s next meeting held in-person.

Legal Counsel reviewed with the Board a memorandum and summarized for the Trustees, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the Gartenberg and Harris cases. Discussion included a review of the following material factors with respect to each of the Funds: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) FCA’s practices regarding possible conflicts of interest. Counsel noted that the continuation of the Agreements were discussed during meetings of the Governance, Nomination and Compensation Committee (“GNC Committee”) held as follows: at a meeting of the GNC Committee held on February 20, 2024; during a meeting of the GNC Committee held on March 12, 2024; and at various other times that the Independent Trustees met informally.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/ or presented in connection with the annual renewal process. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) quarterly assessments of the investment performance of the Funds by personnel of FCA; (iii) commentary on the reasons for each Fund’s performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; and (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of FCA. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, insurance coverages and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the effect of size on the Funds’ expenses; (iv) FCA’s efforts to promote and market the Funds; and (v) benefits to be realized by FCA from its relationship with the Funds (collectively, the “15(c) Materials”). The Board also discussed the financial position of FCA and its parent company, First

SEMI-ANNUAL REPORT 2024

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2024 (Unaudited) – (Continued)

Commonwealth Holdings, and the commitment of FCA and its principals to the Funds and to FCA. In their deliberations, the Board did not identify any particular factor that was most important in its consideration to approve the continuation of the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be considered for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by FCA

In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: (i) the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); (ii) its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; and (iii) its efforts to promote and market the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to, retain qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; and FCA’s continued cooperation with the Independent Trustees, the Chief Compliance Officer and Counsel for the Funds. The Trustees evaluated FCA’s personnel, including each person’s education and experience. The Trustees noted that several of the officers of the Trust, including the Principal Executive Officer and President for the Trust were employees of FCA, and they served the Trust without additional compensation. The Trustees noted the continued efforts of FCA in marketing the Funds. The Trustees considered the growth of the Funds during short- and long-term periods, both in terms of new sales and organically from positive performance. In this regard, the Trustees noted and considered future plans discussed by FCA to promote sales and growth in the Funds. After reviewing the foregoing information and further information in the 15(c) Materials (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short- and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as reported by Morningstar’s aggregated peer group data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds. With respect to both the Australia/New Zealand Fund and the Africa Fund, the Trustees indicated their belief that the investment strategy of each Fund made it difficult to compare the investment performance of the Fund to other mutual funds. The Trustees noted that there were no other registered investment companies in the Morningstar peer group that had the same investment objective and strategies as the Australia/New Zealand Fund and the Africa Fund. Additionally, with regard to the Morningstar peer group comparative data presented, the Trustees discussed the peer group category assignments and the appropriateness of those comparisons. It was noted that Morningstar had categorized both the Australia/New Zealand Fund and the Africa Fund in the Miscellaneous Region peer group category (“Morningstar MR Category”). The Trustees considered that the Morningstar MR Category covers a wide range of funds that do not fit into one of Morningstar’s primary categories. The Trustees further noted that an alternate Morningstar peer group category of Diversified Emerging Markets (“Morningstar EM Category”) was presented for comparison of the Africa Fund, and the Trustees considered the appropriateness of this comparison. In their discussions of each Fund’s performance, the Trustees considered the Advisor’s implementation of each Fund’s investment strategy. The Trustees also discussed the comparison of each Fund’s performance to

SEMI-ANNUAL REPORT 2024

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2024 (Unaudited) – (Continued)

its respective benchmark index as a supplemental tool to measure the overall performance of the Funds. At the conclusion of the discussion, the Trustees agreed that the unique and specific foreign investment strategies of the Funds do not fit well into predefined Morningstar peer group categories with respect to the Australia/New Zealand Fund and the Africa Fund.

With respect to the Australia/New Zealand Fund, the Trustees considered the overall relative performance of the Fund on a short- and long-term basis in comparison to the Morningstar MR Category. They noted that the Australia/New Zealand Fund underperformed the average and the median of the Morningstar MR Category for the one-, three-, and five- year periods ended December 31, 2023. For the ten-year period ended December 31, 2023, the Trustees observed that Australia/New Zealand Fund outperformed the average of the Morningstar MR Category while the Fund underperformed the median of the Morningstar MR Category. The Trustees observed that the Australia/New Zealand Fund underperformed the NZX 50 Index for the one-, three-, five- and ten-year periods ended January 31, 2024.

With respect to the Africa Fund, the Trustees reviewed the Africa Fund’s performance compared to the Morningstar MR Category on a short-and long-term basis. The Trustees noted that the fact that the Africa Fund underperformed the average and median of the Morningstar MR Category for the one-, five- and ten year period ended December 31, 2023. For the three-year period ended December 31, 2023, the Africa Fund outperformed the average and underperformed the median of the Morningstar MR Category.

With respect to the Africa Fund, the Trustees reviewed the Africa Fund’s performance compared to the Morningstar EM Category on a short- and long-term basis. The Trustees noted that the Africa Fund is not included in the Morningstar Diversified Emerging Markets Category, and that this category is considered for alternative peer comparison purposes. The Trustees noted the fact that the Africa Fund outperformed the median and the average of the Morningstar EM Category for the three-year period ended December 31, 2023 while the Africa Fund underperformed the average and median of the Morningstar EM Category for the one-, five- and ten-year periods ended December 31, 2023. The Trustees observed that the Africa Fund outperformed the MSCI Emerging Markets Index for the three-year period ended January 31, 2024, but that it underperformed for the one-, five-year and since inception periods. The Trustees further observed that the Africa Fund outperformed the Dow Jones Africa Titans 50 Index for the three-year period ended January 31, 2024, but underperformed for the one- and five-year and since inception periods.

With respect to the Japan Fund, the Trustees noted the overall relative performance of the Fund on a short- and long-term basis in comparison to the Morningstar Japan Stock Category (“Morningstar JS Category”). The Trustees took note that the Japan Fund underperformed the average and median of the Morningstar JS Category for the one-, three-, five- and ten-year periods ended December 31, 2023. The Trustees noted that the Japan Fund had underperformed its comparative index, Tokyo Stock Price Index, for the one-, three-, five- and ten-year periods ended January 31, 2024.

With respect to the Global Fund, the Trustees reviewed the Global Fund’s performance compared to its index and the Morningstar Global Large Stock Blend Category (“Morningstar GLS Category”) on a short- and long-term basis. Further, the Trustees found that the Global Fund underperformed the average and median of the Morningstar GLS Category for the one-, three-, five- and ten-year periods ended December 31, 2023. The Trustees observed that the Global Fund underperformed the MSCI World Index for the one-, three-, five- and ten-year periods ended January 31, 2024.

SEMI-ANNUAL REPORT 2024

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2024 (Unaudited) – (Continued)

With respect to the Real Estate Fund, the Trustees reviewed the Real Estate Fund’s performance compared to one index and the Morningstar Real Estate Funds Category (“Morningstar RE Category”) on a short- and long-term basis. The Trustees noted that the Real Estate Fund outperformed the average and median of the Morningstar RE Category for the one-, three-, five- and ten-year periods ended December 31, 2023. The Trustees noted that the Real Estate Fund outperformed the MSCI US REIT index for the one-, three- and five-year periods ended January 31, 2024, but underperformed the index for the ten-year period ended January 31, 2024.

After reviewing and discussing the short- and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, the Advisor’s implementation of each Fund’s investment strategy, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that each Fund’s investment performance was acceptable.

Costs of the Services to be Provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) a discussion with FCA regarding its financial condition and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of each of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees also considered potential benefits for FCA in managing the Funds. The Trustees also noted that FCA continues to be unprofitable with regard to its relationship with the Funds.

The Trustees then compared the advisory fees, total gross operating expenses and total net operating expenses of the Funds to other comparable mutual funds. The Trustees observed that the advisory fees of each of the Africa Fund and Australia/New Zealand Fund were below the average and median advisory fee of its respective Morningstar peer category. The Trustees noted that the advisory fee of the Global Fund was above the average and median advisory fee of its Morningstar peer category. The Trustees noted that the advisory fee of the Japan Fund was above the average and median advisory fee of its Morningstar peer category. The Trustees noted that the advisory fee of the Real Estate Fund was below its average and median advisory fee of its Morningstar peer category. The Trustees also noted that the total gross operating expenses and total net operating expenses of each of the Australia/New Zealand Fund, Africa Fund, Global Fund, Japan, and Real Estate Fund were above the average and median expense levels of its respective Morningstar peer category. The Trustees discussed how relatively smaller asset levels of the Funds may limit meaningful comparisons with other funds. The Trustees further considered that the Advisor had contractually agreed to waive fees or reimburse expenses of the Africa Fund and Japan Fund pursuant to an Expense Limitation Agreement, which would reduce expenses for shareholders. The Trustees noted the Funds have a small asset size relative to their Morningstar category peers and incur higher fixed costs. The Board concluded that although the gross and net total operating expenses of each Fund were higher than Morningstar peer averages in all instances, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

SEMI-ANNUAL REPORT 2024

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2024 (Unaudited) – (Continued)

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that the advisory fee for the Funds would remain the same at all asset levels. The Trustees recognized that FCA put in place a contractual fee waiver for the Africa Fund and the Japan Fund. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Advisor

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as follows: (i) the experience and ability of the advisory personnel assigned to the Funds; (ii) the basis for soft dollar payments with broker-dealers; (iii) the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts, noting that FCA’s separately managed accounts have different investment objectives and are not actively invested in the same investments as the Funds, as such FCA does not aggregate the Fund’s account trades with those of the separately managed accounts; and (iv) the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. The Trustees also noted that FCA may enjoy some enhanced status as an investment adviser to a family of registered mutual funds. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, and after further review, discussion and determination that the best interests of the Funds’ shareholders were served by the renewal of the Agreements, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds for an additional one-year period.

SEMI-ANNUAL REPORT 2024

ADDITIONAL INFORMATION – April 30, 2024 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023, through April 30, 2024.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading ’‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
	11/1/23	4/30/24	11/1/23-4/30/24	11/1/23-4/30/24
Australia/New Zealand Fund	$ 1,000.00	$ 1,021,50	$14.53	2.89%
Africa Fund	1,000.00	1,090.60	9.10	1.75%
Japan Fund	1,000.00	1,097.60	9.13	1.75%
Global Fund	1,000.00	1,163.80	13.72	2.55%
Real Estate Securities Fund	1,000.00	1,220.00	14.13	2.56%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), short-term redemption or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
	11/1/23	4/30/24	11/1/23-4/30/24	11/1/23-4/30/24
Australia/New Zealand Fund	$ 1,000.00	$ 1,010.49	$14.45	2.89%
Africa Fund	1,000.00	1,016.16	8.77	1.75%
Japan Fund	1,000.00	1,016.16	8.77	1.75%
Global Fund	1,000.00	1,012.18	12.76	2.55%
Real Estate Securities Fund	1,000.00	1,012.13	12.81	2.56%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182 (the number of days in the most recent fiscal half-year) divided by 366 (the number of days in the fiscal year) to reflect the one-half year period.

SEMI-ANNUAL REPORT 2024

ADDITIONAL INFORMATION – April 30, 2024 (Unaudited) – (Continued)

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the ’‘Commission’’) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’ website at http://www.sec.gov and on the Funds’ website at www.commonwealthfunds.com.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT 2024

NOTICE OF PRIVACY POLICY & PRACTICES (Unaudited)

Commonwealth International Series Trust (the ’‘Trust’’) recognizes and respects the privacy expectations of our customers1. We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, including written, telephonic or electronic, between a customer and the Trust or service providers to the Trust.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Trust:

●	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Trust or to a shareholder’s broker or agent;

●	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Trust:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Trust; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Trust.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Trust.

[1]	For purposes of this notice, the terms ’‘customer’’ or ’‘customers’’ includes both individual shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in Trust shares.

Commonwealth International

Series Trust

791 Town & Country Blvd., Suite 250

Houston, TX 77024-3925

888-345-1898

www.commonwealthfunds.com

INVESTMENT ADVISOR

FCA Corp

791 Town & Country Blvd., Suite 250

Houston, TX 77024-3925

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

TRANSFER AGENT & ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

CUSTODIAN BANK

Fifth Third Bank N.A.

Fifth Third Center

38 Fountain Square Plaza

Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Cohen & Company, Ltd.

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. A Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Commonwealth-SAR-24

(b) Not applicable

Item 2. Code of Ethics. Not applicable – disclosed with annual report

Item 3.  Audit Committee Financial Expert. Not applicable – disclosed with annual report

Item 4.  Principal Accountant Fees and Services. Not applicable – disclosed with annual report

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.  Exhibits.

(a) (1)	Not applicable – disclosed with annual report

(a) (2)	Certifications required pursuant to Section 30a-2(a) of the Act are attached hereto. (1) Not applicable (2) Change in the registrant’s independent public accountants: Not applicable

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 30a-2(b) of the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President and Principal Executive Officer

Date	6/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President and Principal Executive Officer

Date	6/28/2024

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/28/2024